Investment in Limited Partnership (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment In Debt Security [Abstract]
Invested amount	$ 15,589,966	¥ 101,724,531
Investment interest rate	8.00%		8.00%
Long-term Debt, Term	5 years		5 years
Investment principal balance	$ 15,589,966		¥ 101,724,531
Accrued interest income	$ 146,961		¥ 958,921